PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2022
Principles Of Consolidation
Schedule of companies direct equity investments

Subsidiary	2022 and 2021
	Form of valuation	Direct interest (%)
CEMIG Geração e Transmissão S.A.	Consolidation	100.00
CEMIG Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais (‘Gasmig’)	Consolidation	99.57
CEMIG Soluções Inteligentes em Energia S.A. (‘CEMIG Sim’)	Consolidation	100.00
Sete Lagoas Transmissora de Energia S.A. (‘Sete Lagoas’)	Consolidation	100.00